UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 0	$ 152	$ 0	$ 181	$ 266	$ 5
Total Revenue	0	152	0	181	266	5
Operating expenses
Professional fees	233,405	25,415	506,373	36,780	110,017	87,941
Salaries	0	0	0	54,000	81,000	54,000
Depreciation and Amortization	94,494	27,000	94,494	0
Bad Debt expense					30,000	0
Impairment of Intangible Asset					198,193	0
Other general and administrative costs	150,247	22,399	205,596	74,968	118,230	172,366
Total operating expenses	478,146	74,814	806,463	165,748	537,440	314,307
Loss from operations	(478,146)	(74,662)	(806,463)	(165,567)	(537,174)	(314,302)
Other Income	300	0	300	0	5,435	317
Interest Expense	(327,921)	(145,654)	(493,456)	(150,404)	(153,700)	(34,303)
Loss on exercise of warrants					(60,000)	0
Loss on conversion of Shares					(426,000)	0
Loss on conversion of Shares	0	(376,000)	0	(376,000)
Other Income (expense) net	(327,621)	(521,654)	(493,156)	(526,404)	(634,265)	(33,986)
Net loss before income tax	(805,767)	(596,316)	(1,299,619)	(691,971)	(1,171,439)	(348,288)
Provision for income taxes (benefit)	0	0	0	0	0	0
Net Income (Loss) Attributable to Parent	$ (805,767)	$ (596,316)	$ (1,299,619)	$ (691,971)	$ (1,171,439)	$ (348,288)
Net Loss Per Common Stock - basic and fully diluted	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.03)	$ (0.05)	$ (0.01)
Weighted-average number of shares of common stock outstanding - basic and fully diluted	30,716,783	25,167,198	28,179,985	24,758,790	25,088,688	23,621,489